NXC
Nuveen California Select Tax-Free Income Portfolio
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.9%
	MUNICIPAL BONDS – 98.9%
	Consumer Staples – 2.8%
$1,095	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B-	$1,144,888
100	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.250%, 6/01/47	6/22 at 100.00	N/R	104,056
1,500	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 5.500%, 6/01/45	1/20 at 100.00	B-	1,506,315
2,695	Total Consumer Staples			2,755,259
	Education and Civic Organizations – 0.7%
160	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education Multiple Projects, Series 2014A, 7.250%, 6/01/43	6/22 at 102.00	N/R	177,405
60	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016A, 5.000%, 7/01/46, 144A	7/25 at 100.00	BBB	66,554
385	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016C, 5.000%, 7/01/46	7/25 at 101.00	BBB	430,353
605	Total Education and Civic Organizations			674,312
	Health Care – 10.1%
1,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B, 5.000%, 11/15/46	11/26 at 100.00	AA-	1,179,750
1,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48	11/27 at 100.00	AA-	1,191,830
2,500	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2016A, 5.000%, 11/15/41	11/25 at 100.00	AA-	2,921,400
1,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2018A, 5.000%, 11/15/48	11/27 at 100.00	AA-	1,191,830
115	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital, Series 2014A, 5.000%, 8/15/43	8/24 at 100.00	AA-	129,360
70	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2014A, 5.000%, 10/01/38	10/24 at 100.00	AA-	80,189
255	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2014B, 5.000%, 10/01/44	10/24 at 100.00	AA-	287,979
235	California Health Facilities Financing Authority, Revenue Bonds, Rady Children's Hospital - San Diego, Series 2011, 5.250%, 8/15/41	8/21 at 100.00	AA	249,133
35	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	Baa2	40,523
130	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A, 5.250%, 11/01/41	11/26 at 100.00	BBB-	149,804

NXC	Nuveen California Select Tax-Free Income Portfolio (continued)
Portfolio of Investments December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$350	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/34	12/24 at 100.00	BB	$393,298
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
825	5.000%, 12/01/46, 144A	6/26 at 100.00	BB	917,557
540	5.250%, 12/01/56, 144A	6/26 at 100.00	BB	606,976
670	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011, 7.500%, 12/01/41	12/21 at 100.00	BB	734,930
8,725	Total Health Care			10,074,559
	Housing/Multifamily – 1.4%
650	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2019-2, 4.000%, 3/20/33	No Opt. Call	BBB+	744,562
95	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series2019-1, 4.250%, 1/15/35	No Opt. Call	BBB+	110,990
	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Senior Series 2014A:
25	5.250%, 8/15/39	8/24 at 100.00	BBB+	28,084
65	5.250%, 8/15/49	8/24 at 100.00	BBB+	72,177
395	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012A, 5.500%, 8/15/47	8/22 at 100.00	BBB	421,105
1,230	Total Housing/Multifamily			1,376,918
	Tax Obligation/General – 23.6%
1,000	California State, General Obligation Bonds, Various Purpose Refunding Series 2015, 5.000%, 8/01/34	8/25 at 100.00	Aa2	1,190,210
1,965	California State, General Obligation Bonds, Various Purpose Series 2011, 5.000%, 10/01/41	10/21 at 100.00	Aa2	2,098,384
2,000	California State, General Obligation Bonds, Various Purpose Series 2012, 5.250%, 4/01/35	4/22 at 100.00	Aa2	2,182,920
1,000	Chaffey Joint Union High School District, San Bernardino County, California, General Obligation Bonds, Election 2012 Series 2019D, 4.000%, 8/01/49	8/28 at 100.00	Aa1	1,120,320
1,000	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2008 Series 2018B-1, 5.250%, 7/01/42	1/28 at 100.00	AAA	1,245,430
7,575	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital Appreciation, Election 2004 Series 2010A, 0.000%, 8/01/34	No Opt. Call	A2	4,963,065
1,000	San Benito High School District, San Benito and Santa Clara Counties, California, General Obligation Bonds, 2016 Election Series 2017, 5.250%, 8/01/46	8/27 at 100.00	Aa3	1,223,450
8,075	San Bernardino Community College District, California, General Obligation Bonds, Election of 2008 Series 2009B, 0.000%, 8/01/44	No Opt. Call	Aa1	3,727,985
2,050	San Mateo County Community College District, California, General Obligation Bonds, Election 2014 Series 2018B, 5.000%, 9/01/45	9/28 at 100.00	AAA	2,535,112
1,000	Santa Barbara Unified School District, Santa Barbara County, California, General Obligation Bonds, Election of 2016 Series 2017A, 4.000%, 8/01/41	8/27 at 100.00	Aa1	1,119,430

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$2,000	West Hills Community College District, California, General Obligation Bonds, School Facilities Improvement District 3, 2008 Election Series 2011, 0.000%, 8/01/38 – AGM Insured (4)	8/31 at 100.00	AA	$2,103,120
28,665	Total Tax Obligation/General			23,509,426
	Tax Obligation/Limited – 18.7%
1,000	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area, Series 2003, 5.625%, 10/01/33 – RAAI Insured	1/20 at 100.00	AA	1,003,400
2,000	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Various Correctional Facilities Series 2013F, 5.250%, 9/01/33	9/23 at 100.00	Aa3	2,276,100
3,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/40	6/25 at 100.00	Aa3	3,467,040
1,215	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Vermont Manchester Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured	1/20 at 100.00	Aa2	1,218,511
1,000	Los Angeles County Metropolitan Transportation Authority, California, Measure R Sales Tax Revenue Bonds, Senior Series 2016A, 5.000%, 6/01/38	6/26 at 100.00	AAA	1,200,000
3,000	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Sales Tax Revenue Bonds, Senior Lien Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	AAA	3,650,700
1,000	Norco Redevelopment Agency, California, Tax Allocation Bonds, Project Area 1, Series 2009, 7.000%, 3/01/34	1/20 at 100.00	A+	1,004,780
	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A:
350	5.250%, 9/01/30	9/23 at 100.00	N/R	386,953
320	5.750%, 9/01/39	9/23 at 100.00	N/R	355,683
60	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Subordinate Lien Series 2013B, 5.875%, 9/01/39	9/23 at 100.00	N/R	66,838
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
9	0.000%, 7/01/24	No Opt. Call	N/R	7,910
8	4.550%, 7/01/40	7/28 at 100.00	N/R	8,303
225	0.000%, 7/01/46	7/28 at 41.38	N/R	60,561
183	0.000%, 7/01/51	7/28 at 30.01	N/R	35,945
64	4.750%, 7/01/53	7/28 at 100.00	N/R	66,977
793	5.000%, 7/01/58	7/28 at 100.00	N/R	843,379
30	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B, 6.500%, 10/01/25	10/21 at 100.00	A	32,796
115	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A, 5.400%, 11/01/20 – NPFG Insured	No Opt. Call	Aa3	119,247
20	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	22,590
65	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements, Refunding Series 2014, 5.000%, 8/01/39	8/24 at 100.00	N/R	71,308

NXC	Nuveen California Select Tax-Free Income Portfolio (continued)
Portfolio of Investments December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$40	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011, 7.000%, 10/01/26	4/21 at 100.00	N/R	$42,530
1,285	Stockton Public Financing Authority, California, Revenue Bonds, Arch Road East Community Facility District 99-02, Series 2018A, 5.000%, 9/01/28	9/25 at 103.00	N/R	1,528,687
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A, 5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	1,087,260
16,782	Total Tax Obligation/Limited			18,557,498
	Transportation – 11.1%
60	California Municipal Finance Authority, Special Facility Revenue Bonds, United Airlines, Inc Los Angeles International Airport Project, Series 2019, 4.000%, 7/15/29 (AMT)	No Opt. Call	BB	68,251
530	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2013C, 6.500%, 1/15/43	1/24 at 100.00	BBB+	622,024
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A:
1,000	5.000%, 1/15/42 – AGM Insured	1/24 at 100.00	AA	1,117,300
1,170	5.750%, 1/15/46	1/24 at 100.00	A-	1,345,196
800	Long Beach, California, Harbor Revenue Bonds, Series 2015D, 5.000%, 5/15/42	5/25 at 100.00	AA	928,168
1,525	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018A, 5.250%, 5/15/48 (AMT)	5/28 at 100.00	AA-	1,855,086
2,315	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2019F, 5.000%, 5/15/37 (AMT)	5/29 at 100.00	AA-	2,864,210
955	Port of Oakland, California, Revenue Bonds, Refunding Series 2012P, 5.000%, 5/01/31 (AMT)	5/22 at 100.00	A+	1,033,186
1,000	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2019B, 5.000%, 7/01/49 (AMT)	7/29 at 100.00	A+	1,207,700
9,355	Total Transportation			11,041,121
	U.S. Guaranteed – 9.8% (5)
55	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2014A, 5.000%, 10/01/38 (Pre-refunded 10/01/24)	10/24 at 100.00	N/R	65,112
345	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	BBB	356,464
250	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46 (Pre-refunded 7/01/21)	7/21 at 100.00	B+	272,235
2,000	Escondido Joint Powers Financing Authority, California, Revenue Bonds, Water System Financing, Series 2012, 5.000%, 9/01/41 (Pre-refunded 3/01/22)	3/22 at 100.00	AA-	2,175,980
1,175	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A, 6.000%, 1/15/53 (Pre-refunded 1/15/24)	1/24 at 100.00	A-	1,411,833
1,000	Imperial Irrigation District, California, Electric System Revenue Bonds, Refunding Series 2011A, 5.500%, 11/01/41 (Pre-refunded 11/01/20)	11/20 at 100.00	A1	1,037,920
135	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 6.500%, 8/01/24 (Pre-refunded 8/01/21)	8/21 at 100.00	A	146,837

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$50	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40 (Pre-refunded 9/01/21)	9/21 at 100.00	A-	$54,811
1,100	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41 (Pre-refunded 11/01/20)	11/20 at 100.00	Ba1	1,145,210
160	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series 2011A, 5.750%, 9/01/30 (Pre-refunded 9/01/21)	9/21 at 100.00	A-	172,680
1,365	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds, Refunding Series 2012A, 5.000%, 4/01/42 (Pre-refunded 4/01/22)	4/22 at 100.00	AAA	1,491,290
25	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	A-	26,565
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds, Mission Bay South Redevelopment Project, Series 2011D:
25	7.000%, 8/01/33 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+	26,620
30	7.000%, 8/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+	31,945
360	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011, 7.500%, 9/01/39 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R	386,982
800	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series 2011, 6.500%, 1/01/41 (Pre-refunded 1/01/21)	1/21 at 100.00	BBB+	843,840
70	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds, Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R	76,387
8,945	Total U.S. Guaranteed			9,722,711
	Utilities – 7.0%
645	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.500%, 11/15/37	No Opt. Call	A+	911,727
3,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017C, 5.000%, 7/01/47	7/27 at 100.00	AA	3,606,540
2,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2018A, 5.000%, 7/01/38	1/28 at 100.00	AA	2,469,960
5,645	Total Utilities			6,988,227
	Water and Sewer – 13.7%
1,000	Bay Area Water Supply and Conservation Agency, California, Revenue Bonds, Capital Cost Recovery Prepayment Program, Series 2013A, 5.000%, 10/01/34	4/23 at 100.00	AA-	1,114,540
1,480	California Infrastructure and Economic Development Bank, Clean Water State Revolving Fund Revenue Bonds, Green Series 2017, 5.000%, 10/01/33	4/27 at 100.00	AAA	1,839,596
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012:
375	5.000%, 7/01/37 (AMT), 144A	7/22 at 100.00	BBB	405,960
1,160	5.000%, 11/21/45 (AMT), 144A	7/22 at 100.00	BBB	1,250,445
1,730	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Revenue Bonds, Green Series 2017A, 4.000%, 6/01/45	6/27 at 100.00	AAA	1,922,618
2,000	Irvine Ranch Water District, California, Certificates of Participation, Irvine Ranch Water District Series 2016, 5.000%, 3/01/41	9/26 at 100.00	AAA	2,382,000

NXC	Nuveen California Select Tax-Free Income Portfolio (continued)
Portfolio of Investments December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$1,970	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	AA+	$2,262,604
1,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2018B, 5.000%, 7/01/38	7/28 at 100.00	AA+	1,250,350
620	Los Angeles, California, Wastewater System Revenue Bonds, Green Subordinate Lien Series 2017A, 5.250%, 6/01/47	6/27 at 100.00	AA	757,045
90	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/44	1/20 at 100.00	CC	91,800
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
50	5.500%, 7/01/28	7/22 at 100.00	CC	52,638
175	5.750%, 7/01/37	7/22 at 100.00	CC	185,106
145	6.000%, 7/01/47	7/22 at 100.00	CC	153,736
11,795	Total Water and Sewer			13,668,438
$94,442	Total Long-Term Investments (cost $87,099,872)			98,368,469
	Other Assets Less Liabilities – 1.1%			1,134,015
	Net Assets Applicable to Common Shares – 100%			$99,502,484
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$98,368,469	$ —	$98,368,469

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax